Loans Receivable, Net - Summary of Financing Receivable Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ (218,366)	¥ (154,420)	¥ (102,359)
Provisions for loan losses	(432,781)	(296,528)	(234,599)
Write-off	274,485	232,582	182,538
Balance at end of the year	¥ (376,662)	¥ (218,366)	¥ (154,420)